Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Securities
Amortized cost	$ 48,708	$ 48,466	$ 30,739
Loans
Consumer instalment and other personal	70,780	70,148	68,629
Credit cards	7,342	7,889	8,763
Business and government	248,752	245,662	231,844
Loans gross of allowance for loan losses	455,044	450,723	433,677
Deposits	672,500	659,034	582,288
Securitization and structured entities' liabilities	25,610	26,889	27,037
Subordinated Debt	7,276	8,416	$ 7,023
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	48,708	48,466
Loans
Residential mortgages	128,079	126,882
Consumer instalment and other personal	70,131	69,480
Credit cards	7,020	7,556
Business and government	239,737	238,239
Loans gross of allowance for loan losses	444,967	442,157
Deposits	652,203	640,961
Securitization and structured entities' liabilities	25,610	26,889
Subordinated Debt	7,276	8,416
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	49,297	49,009
Loans
Residential mortgages	129,709	128,815
Consumer instalment and other personal	70,879	70,192
Credit cards	7,020	7,556
Business and government	241,307	239,929
Loans gross of allowance for loan losses	448,915	446,492
Deposits	654,285	643,156
Securitization and structured entities' liabilities	26,227	27,506
Subordinated Debt	$ 7,695	$ 8,727